Vanguard S&P Small-Cap 600 Index Fund

Schedule of Investments (unaudited)
As of November 30, 2019

			Market
			Value
		Shares	($000)
Common Stocks (99.6%)1
Communication Services (2.0%)
	Cogent Communications Holdings Inc.	128,403	8,048
*	Iridium Communications Inc.	298,283	6,950
*	Vonage Holdings Corp.	700,819	5,543
	Shenandoah Telecommunications Co.	143,615	5,393
	Scholastic Corp.	95,013	3,528
	EW Scripps Co. Class A	167,751	2,503
	Gannett Co. Inc.	379,385	2,413
*	QuinStreet Inc.	141,689	2,230
	Marcus Corp.	70,682	2,224
*	Glu Mobile Inc.	354,596	1,961
	ATN International Inc.	33,558	1,884
*	TechTarget Inc.	70,284	1,864
*	Care.com Inc.	87,319	1,094
*	Cincinnati Bell Inc.	155,574	1,010
	Consolidated Communications Holdings Inc.	221,435	804
	Spok Holdings Inc.	55,646	685
*,^ Frontier Communications Corp.		318,047	214
			48,348
Consumer Discretionary (13.9%)
*	TopBuild Corp.	105,509	11,636
	Lithia Motors Inc. Class A	68,978	11,076
	Steven Madden Ltd.	240,206	10,202
*	RH	49,170	10,109
	Strategic Education Inc.	67,510	9,569
	LCI Industries	77,119	8,210
	Wolverine World Wide Inc.	249,230	8,000
*	Fox Factory Holding Corp.	118,309	7,800
	Monro Inc.	102,374	7,514
*	Crocs Inc.	214,401	7,483
*	Meritage Homes Corp.	110,635	7,362
	Wingstop Inc.	90,565	7,245
*	Dorman Products Inc.	89,805	6,674
*	Asbury Automotive Group Inc.	59,583	6,604
	Bloomin' Brands Inc.	267,432	6,432
	MDC Holdings Inc.	152,546	6,036
	Callaway Golf Co.	290,000	6,026
*	Shake Shack Inc. Class A	94,326	5,846
	Group 1 Automotive Inc.	53,737	5,540
*	Cavco Industries Inc.	26,392	5,279
	Kontoor Brands Inc.	143,930	5,160
	Winnebago Industries Inc.	103,725	4,930
*	Installed Building Products Inc.	65,524	4,698
	La-Z-Boy Inc.	143,857	4,546
	Cooper Tire & Rubber Co.	154,412	4,450
*	LGI Homes Inc.	61,458	4,442
	Dine Brands Global Inc.	52,860	4,381
*	Stamps.com Inc.	50,197	4,380
*	Sleep Number Corp.	90,054	4,347

*	Gentherm Inc.	100,952	4,225
*	G-III Apparel Group Ltd.	132,209	3,913
	Rent-A-Center Inc.	150,079	3,907
	Oxford Industries Inc.	52,338	3,895
	Dave & Buster's Entertainment Inc.	94,890	3,813
	Core-Mark Holding Co. Inc.	140,964	3,799
*,^ iRobot Corp.		86,807	3,781
*	M/I Homes Inc.	85,180	3,771
	Office Depot Inc.	1,682,984	3,753
*	Career Education Corp.	215,127	3,588
*	Boot Barn Holdings Inc.	87,810	3,497
^	Children's Place Inc.	47,978	3,467
*	American Axle & Manufacturing Holdings Inc.	347,825	3,430
	Abercrombie & Fitch Co.	195,127	3,116
	Standard Motor Products Inc.	61,455	3,095
	Signet Jewelers Ltd.	161,691	2,970
	Caleres Inc.	129,056	2,825
	Designer Brands Inc. Class A	170,633	2,815
*	Garrett Motion Inc.	229,365	2,654
	Big Lots Inc.	120,680	2,522
	Guess? Inc.	130,912	2,520
	Sonic Automotive Inc. Class A	74,970	2,455
	Buckle Inc.	88,095	2,451
	BJ's Restaurants Inc.	58,977	2,427
*	Shutterstock Inc.	58,359	2,427
*	Universal Electronics Inc.	42,773	2,378
	Sturm Ruger & Co. Inc.	51,088	2,327
*	Century Communities Inc.	80,524	2,295
*	William Lyon Homes Class A	101,590	2,121
*	Michaels Cos. Inc.	248,165	2,030
	Ruth's Hospitality Group Inc.	85,580	2,000
*	Zumiez Inc.	62,652	1,851
^	GameStop Corp. Class A	277,568	1,760
	Chico's FAS Inc.	363,416	1,734
*	Monarch Casino & Resort Inc.	36,714	1,674
*	Genesco Inc.	44,182	1,641
*	Hibbett Sports Inc.	54,802	1,555
*	Cooper-Standard Holdings Inc.	52,457	1,491
*	Vista Outdoor Inc.	177,578	1,470
*	Chuy's Holdings Inc.	50,868	1,466
^	PetMed Express Inc.	61,842	1,412
	Ethan Allen Interiors Inc.	75,975	1,358
	Cato Corp. Class A	67,251	1,282
*	Conn's Inc.	58,394	1,281
	Tupperware Brands Corp.	150,792	1,274
*	American Public Education Inc.	49,401	1,223
*	Regis Corp.	75,102	1,211
*	Motorcar Parts of America Inc.	58,393	1,139
	Haverty Furniture Cos. Inc.	56,195	1,130
*	MarineMax Inc.	66,559	1,102
*	Unifi Inc.	44,912	1,094
*	Red Robin Gourmet Burgers Inc.	40,052	1,092
*	Fossil Group Inc.	142,836	1,070
*,^ JC Penney Co. Inc.		927,046	1,048
^	Shoe Carnival Inc.	28,525	1,013
	Movado Group Inc.	50,381	985
*	El Pollo Loco Holdings Inc.	60,138	969

*	Express Inc.	208,614	820
^	Tailored Brands Inc.	153,768	813
*	Vera Bradley Inc.	73,049	806
*,^ Lumber Liquidators Holdings Inc.		89,092	794
*	Fiesta Restaurant Group Inc.	65,785	651
*	Barnes & Noble Education Inc.	114,585	578
*	Liquidity Services Inc.	81,569	570
*	Vitamin Shoppe Inc.	46,344	300
			329,901
Consumer Staples (4.1%)
*	Darling Ingredients Inc.	506,759	12,061
	J&J Snack Foods Corp.	45,778	8,469
	WD-40 Co.	42,206	8,150
*	Avon Products Inc.	1,365,440	6,267
	PriceSmart Inc.	68,486	5,119
	Vector Group Ltd.	354,175	4,760
	Calavo Growers Inc.	50,462	4,501
	Cal-Maine Foods Inc.	93,143	4,055
	Universal Corp.	76,762	4,008
	Coca-Cola Consolidated Inc.	14,269	3,855
	Inter Parfums Inc.	54,177	3,819
^	B&G Foods Inc.	201,538	3,337
	Medifast Inc.	36,440	3,203
*	Central Garden & Pet Co. Class A	127,161	3,180
	Fresh Del Monte Produce Inc.	93,858	3,069
*	USANA Health Sciences Inc.	39,615	2,916
*	Chefs' Warehouse Inc.	78,118	2,778
	John B Sanfilippo & Son Inc.	26,996	2,639
	Andersons Inc.	100,482	2,321
	MGP Ingredients Inc.	40,679	1,856
*,^ National Beverage Corp.		36,067	1,790
	SpartanNash Co.	111,556	1,580
*	United Natural Foods Inc.	163,240	1,489
*	Central Garden & Pet Co.	32,151	848
*	Seneca Foods Corp. Class A	21,118	826
			96,896
Energy (3.3%)
*	Dril-Quip Inc.	111,900	4,729
*	PDC Energy Inc.	181,477	4,125
*	Oceaneering International Inc.	302,903	4,062
*	Helix Energy Solutions Group Inc.	434,714	3,608
	Archrock Inc.	393,586	3,310
*	Oil States International Inc.	186,425	2,972
*	Par Pacific Holdings Inc.	112,936	2,811
	SM Energy Co.	328,435	2,729
*	SRC Energy Inc.	743,201	2,653
*,^ Valaris plc Class A		611,272	2,604
*	Callon Petroleum Co.	706,815	2,580
	QEP Resources Inc.	736,940	2,410
*	SEACOR Holdings Inc.	54,166	2,293
	Range Resources Corp.	645,159	2,252
*	ProPetro Holding Corp.	255,203	2,200
	Nabors Industries Ltd.	1,046,570	2,156
	DMC Global Inc.	45,172	2,082
*	Renewable Energy Group Inc.	120,741	2,060
*	Carrizo Oil & Gas Inc.	284,466	1,823

*	Matrix Service Co.	83,101	1,740
*	Newpark Resources Inc.	279,195	1,636
	Green Plains Inc.	104,053	1,587
*	REX American Resources Corp.	17,148	1,575
*	Talos Energy Inc.	61,618	1,429
*	Denbury Resources Inc.	1,439,535	1,420
*	Whiting Petroleum Corp.	280,946	1,287
*	Jagged Peak Energy Inc.	183,209	1,222
*	Laredo Petroleum Inc.	553,293	1,195
*,^ Diamond Offshore Drilling Inc.		198,370	1,121
	US Silica Holdings Inc.	224,132	1,105
*	Gulfport Energy Corp.	447,548	1,061
*	CONSOL Energy Inc.	79,714	1,017
*	Bonanza Creek Energy Inc.	57,262	1,000
*	Penn Virginia Corp.	41,384	999
*	Noble Corp. plc	765,233	811
^	RPC Inc.	155,006	598
*	Geospace Technologies Corp.	41,300	595
*	Era Group Inc.	59,422	569
*	TETRA Technologies Inc.	381,977	470
*	Exterran Corp.	86,615	466
*,^ McDermott International Inc.		557,069	446
*	HighPoint Resources Corp.	327,834	410
*	KLX Energy Services Holdings Inc.	63,233	357
*	Ring Energy Inc.	185,282	356
*	Unit Corp.	167,126	143
			78,074
Financials (17.8%)
	Glacier Bancorp Inc.	263,537	11,556
	RLI Corp.	122,729	11,214
	Community Bank System Inc.	158,831	10,777
	Old National Bancorp	530,934	9,599
	Simmons First National Corp. Class A	350,586	9,084
	Independent Bank Corp.	105,956	8,921
	Ameris Bancorp	201,438	8,793
	Columbia Banking System Inc.	224,872	8,788
	CVB Financial Corp.	410,398	8,766
*	American Equity Investment Life Holding Co.	280,313	8,331
	Apollo Commercial Real Estate Finance Inc.	439,846	8,036
	United Community Banks Inc.	243,470	7,548
	First Financial Bancorp	302,194	7,349
	First Midwest Bancorp Inc.	338,230	7,292
	Invesco Mortgage Capital Inc.	439,163	7,132
	First BanCorp	669,406	7,029
*	NMI Holdings Inc. Class A	208,247	6,991
	Cadence BanCorp Class A	394,204	6,508
	Kinsale Capital Group Inc.	63,253	6,405
	PennyMac Mortgage Investment Trust	270,659	6,250
	ProAssurance Corp.	165,727	6,231
	Great Western Bancorp Inc.	174,475	5,997
	Pacific Premier Bancorp Inc.	185,865	5,955
	Banner Corp.	106,562	5,821
	Walker & Dunlop Inc.	87,974	5,775
*	eHealth Inc.	61,658	5,689
	Hope Bancorp Inc.	390,950	5,673
	Redwood Trust Inc.	344,770	5,578
	New York Mortgage Trust Inc.	886,579	5,523

Horace Mann Educators Corp.	126,949	5,511
Westamerica Bancorporation	83,116	5,403
NBT Bancorp Inc.	134,834	5,393
ServisFirst Bancshares Inc.	142,036	5,164
Northwest Bancshares Inc.	308,565	5,135
* PRA Group Inc.	140,072	5,132
* Axos Financial Inc.	163,975	4,829
Eagle Bancorp Inc.	106,638	4,737
* Seacoast Banking Corp. of Florida	158,497	4,715
Provident Financial Services Inc.	186,988	4,548
S&T Bancorp Inc.	118,587	4,473
Safety Insurance Group Inc.	45,074	4,401
First Commonwealth Financial Corp.	304,168	4,322
Berkshire Hills Bancorp Inc.	134,784	4,252
Employers Holdings Inc.	98,086	4,215
City Holding Co.	50,527	4,016
AMERISAFE Inc.	59,372	4,014
Flagstar Bancorp Inc.	106,215	3,958
Brookline Bancorp Inc.	245,894	3,947
Veritex Holdings Inc.	149,815	3,897
Meta Financial Group Inc.	107,475	3,823
James River Group Holdings Ltd.	93,267	3,690
FGL Holdings	401,646	3,667
Waddell & Reed Financial Inc. Class A	224,766	3,630
* Blucora Inc.	150,673	3,547
Piper Jaffray Cos.	43,769	3,540
National Bank Holdings Corp. Class A	96,058	3,443
Southside Bancshares Inc.	97,768	3,433
OFG Bancorp	158,287	3,395
Tompkins Financial Corp.	38,173	3,312
Heritage Financial Corp.	114,011	3,144
Stewart Information Services Corp.	72,886	3,117
ARMOUR Residential REIT Inc.	179,967	3,106
* Encore Capital Group Inc.	84,838	3,094
Granite Point Mortgage Trust Inc.	169,328	3,077
Boston Private Financial Holdings Inc.	258,113	3,030
* Ambac Financial Group Inc.	140,492	2,925
United Fire Group Inc.	65,826	2,892
Universal Insurance Holdings Inc.	96,567	2,810
* Triumph Bancorp Inc.	73,750	2,645
TrustCo Bank Corp. NY	297,361	2,611
Central Pacific Financial Corp.	87,830	2,552
* Enova International Inc.	104,559	2,408
* HomeStreet Inc.	75,109	2,397
Virtus Investment Partners Inc.	20,167	2,376
Preferred Bank	42,771	2,359
* Third Point Reinsurance Ltd.	245,112	2,341
Capstead Mortgage Corp.	295,907	2,302
Northfield Bancorp Inc.	133,393	2,254
Oritani Financial Corp.	118,462	2,203
* Allegiance Bancshares Inc.	59,490	2,134
Banc of California Inc.	136,685	2,099
* Customers Bancorp Inc.	88,481	2,069
* INTL. FCStone Inc.	50,167	2,007
Dime Community Bancshares Inc.	95,506	1,925
Hanmi Financial Corp.	95,251	1,870
WisdomTree Investments Inc.	363,737	1,768

	Opus Bank	67,352	1,732
*	World Acceptance Corp.	17,056	1,620
	KKR Real Estate Finance Trust Inc.	74,341	1,501
	Franklin Financial Network Inc.	40,901	1,396
*	Donnelley Financial Solutions Inc.	95,975	964
	HCI Group Inc.	20,244	937
*,^ EZCORP Inc. Class A		162,283	831
	United Insurance Holdings Corp.	64,259	815
	Greenhill & Co. Inc.	45,823	779
			424,243
Health Care (13.4%)
*	Arrowhead Pharmaceuticals Inc.	293,373	21,419
*	Medicines Co.	227,202	19,130
*	LHC Group Inc.	91,137	12,158
*	Neogen Corp.	161,086	10,723
*	Omnicell Inc.	128,110	10,248
	CONMED Corp.	87,031	9,858
*	AMN Healthcare Services Inc.	143,835	8,554
*	NeoGenomics Inc.	319,198	8,239
*	HMS Holdings Corp.	268,483	8,108
*	Integer Holdings Corp.	100,580	7,629
*	Emergent BioSolutions Inc.	135,205	7,417
*	Select Medical Holdings Corp.	334,483	7,395
	Ensign Group Inc.	154,692	6,718
*	Medpace Holdings Inc.	83,604	6,410
*	Cambrex Corp.	103,783	6,224
*	Xencor Inc.	151,806	5,981
*	Pacira BioSciences Inc.	128,435	5,936
*	Myriad Genetics Inc.	227,704	5,861
*	Magellan Health Inc.	66,739	5,188
*	Momenta Pharmaceuticals Inc.	304,143	5,110
*	Cardiovascular Systems Inc.	108,612	4,948
*	BioTelemetry Inc.	103,823	4,808
*	Merit Medical Systems Inc.	170,281	4,768
	US Physical Therapy Inc.	39,275	4,590
*	Covetrus Inc.	299,600	4,287
*	Inogen Inc.	56,194	4,136
*	Corcept Therapeutics Inc.	315,741	4,051
*	REGENXBIO Inc.	96,404	4,035
*	Addus HomeCare Corp.	40,552	3,780
*	Supernus Pharmaceuticals Inc.	161,620	3,779
*	Tactile Systems Technology Inc.	58,246	3,740
*	Varex Imaging Corp.	118,366	3,544
*	Natus Medical Inc.	105,049	3,361
*	Endo International plc	618,298	3,141
*	Enanta Pharmaceuticals Inc.	49,236	3,134
*	Spectrum Pharmaceuticals Inc.	347,654	3,122
*	Hanger Inc.	115,251	3,020
*	Tivity Health Inc.	132,301	2,997
	Mesa Laboratories Inc.	12,283	2,876
*	CryoLife Inc.	114,965	2,843
*	Innoviva Inc.	205,348	2,768
*	Vanda Pharmaceuticals Inc.	164,298	2,749
*	NextGen Healthcare Inc.	148,855	2,742
	Luminex Corp.	128,376	2,713
*	Tabula Rasa HealthCare Inc.	60,679	2,707
*	Orthofix Medical Inc.	58,343	2,649

* Lantheus Holdings Inc.	120,798	2,525
* RadNet Inc.	128,081	2,454
* Anika Therapeutics Inc.	42,273	2,443
* CorVel Corp.	27,852	2,298
* HealthStream Inc.	78,637	2,291
* Providence Service Corp.	35,700	2,131
* Amphastar Pharmaceuticals Inc.	106,055	2,069
* Heska Corp.	21,521	2,055
* Eagle Pharmaceuticals Inc.	31,163	1,822
* Pennant Group Inc.	77,467	1,814
LeMaitre Vascular Inc.	49,901	1,775
* AngioDynamics Inc.	114,663	1,762
* ANI Pharmaceuticals Inc.	28,567	1,760
* Cytokinetics Inc.	180,135	1,742
* Surmodics Inc.	41,692	1,711
* Cutera Inc.	43,917	1,682
* OraSure Technologies Inc.	189,616	1,536
Phibro Animal Health Corp. Class A	62,344	1,512
* Progenics Pharmaceuticals Inc.	266,239	1,390
* Cross Country Healthcare Inc.	113,059	1,365
Owens & Minor Inc.	192,768	1,276
Meridian Bioscience Inc.	131,163	1,200
* Community Health Systems Inc.	360,382	1,153
* AMAG Pharmaceuticals Inc.	105,508	1,124
* Akorn Inc.	290,190	1,059
Computer Programs & Systems Inc.	38,664	1,028
* Diplomat Pharmacy Inc.	178,157	918
Invacare Corp.	104,319	911
* Lannett Co. Inc.	102,707	906
* Acorda Therapeutics Inc.	144,666	231
* Exact Sciences Corp.	1	—
		317,537
Industrials (17.2%)
John Bean Technologies Corp.	97,389	10,669
Simpson Manufacturing Co. Inc.	125,092	10,157
Exponent Inc.	159,742	10,152
* Aerojet Rocketdyne Holdings Inc.	222,723	9,844
SkyWest Inc.	156,897	9,828
UniFirst Corp.	47,247	9,745
Universal Forest Products Inc.	188,756	9,362
Barnes Group Inc.	146,616	8,678
Brady Corp. Class A	152,097	8,670
Moog Inc. Class A	99,955	8,583
Watts Water Technologies Inc. Class A	85,035	8,245
* Proto Labs Inc.	82,497	7,993
Albany International Corp. Class A	94,376	7,897
ABM Industries Inc.	204,649	7,775
Applied Industrial Technologies Inc.	118,856	7,589
* Saia Inc.	79,713	7,565
Hillenbrand Inc.	228,147	7,214
ESCO Technologies Inc.	80,028	7,048
Allegiant Travel Co. Class A	40,578	6,887
Korn Ferry	172,396	6,772
Franklin Electric Co. Inc.	118,422	6,569
* SPX Corp.	135,629	6,480
* SPX FLOW Inc.	131,154	6,217
AAON Inc.	125,281	6,185

Federal Signal Corp.	185,805	6,120
Forward Air Corp.	87,197	6,106
* Chart Industries Inc.	110,240	6,085
Arcosa Inc.	148,961	5,841
Comfort Systems USA Inc.	113,465	5,798
Cubic Corp.	96,078	5,721
* Harsco Corp.	247,314	5,503
Mueller Industries Inc.	174,090	5,465
Kaman Corp.	85,811	5,458
* Hub Group Inc. Class A	102,937	5,257
Mobile Mini Inc.	137,676	5,226
* Gibraltar Industries Inc.	98,975	5,169
Matson Inc.	131,507	4,963
* American Woodmark Corp.	47,910	4,930
AAR Corp.	101,724	4,546
Hawaiian Holdings Inc.	145,070	4,394
US Ecology Inc.	78,363	4,309
Triumph Group Inc.	154,384	4,278
EnPro Industries Inc.	63,012	4,183
Tennant Co.	56,013	4,171
Actuant Corp. Class A	168,682	4,143
* AeroVironment Inc.	66,469	4,077
* GMS Inc.	128,155	3,968
Viad Corp.	62,486	3,930
Raven Industries Inc.	110,010	3,781
Encore Wire Corp.	64,387	3,756
Matthews International Corp. Class A	96,947	3,718
Alamo Group Inc.	29,862	3,428
* Patrick Industries Inc.	69,108	3,422
Apogee Enterprises Inc.	80,918	3,094
Heartland Express Inc.	144,254	3,089
AZZ Inc.	80,795	3,076
Interface Inc. Class A	179,274	3,010
Lindsay Corp.	33,313	3,006
Standex International Corp.	38,060	2,937
* TrueBlue Inc.	123,723	2,884
Greenbrier Cos. Inc.	99,929	2,812
Griffon Corp.	130,879	2,777
* CIRCOR International Inc.	61,080	2,710
Wabash National Corp.	167,685	2,641
Astec Industries Inc.	69,521	2,604
* PGT Innovations Inc.	180,095	2,590
Marten Transport Ltd.	119,236	2,519
Pitney Bowes Inc.	528,938	2,491
* Vicor Corp.	56,247	2,310
ArcBest Corp.	77,547	2,232
Kelly Services Inc. Class A	101,855	2,232
* Atlas Air Worldwide Holdings Inc.	80,097	2,090
* Aegion Corp. Class A	95,096	2,060
Quanex Building Products Corp.	102,141	1,988
* DXP Enterprises Inc.	49,580	1,910
Heidrick & Struggles International Inc.	58,557	1,816
* MYR Group Inc.	50,988	1,752
* Echo Global Logistics Inc.	84,533	1,693
* Team Inc.	93,723	1,516
Resources Connection Inc.	92,312	1,426
National Presto Industries Inc.	15,429	1,373

Insteel Industries Inc.	56,736	1,324
Forrester Research Inc.	32,821	1,311
Powell Industries Inc.	27,010	1,123
* Lydall Inc.	53,799	1,002
Park Aerospace Corp.	59,827	976
RR Donnelley & Sons Co.	218,289	867
* Veritiv Corp.	39,464	724
Briggs & Stratton Corp.	129,579	693
Titan International Inc.	152,588	447
		408,975
Information Technology (13.9%)
Cabot Microelectronics Corp.	89,322	11,916
* Viavi Solutions Inc.	703,992	10,574
Brooks Automation Inc.	222,092	9,943
* Qualys Inc.	103,992	9,100
* Itron Inc.	107,995	8,648
Power Integrations Inc.	90,410	8,272
* Anixter International Inc.	92,501	7,940
* Advanced Energy Industries Inc.	118,061	7,581
* LivePerson Inc.	187,850	7,456
* Rogers Corp.	57,203	7,438
* ExlService Holdings Inc.	105,336	7,354
* Insight Enterprises Inc.	110,227	7,230
* Fabrinet	113,603	6,872
* Plexus Corp.	90,187	6,845
* Sanmina Corp.	214,491	6,823
ManTech International Corp. Class A	82,543	6,404
* 8x8 Inc.	305,947	6,278
* SPS Commerce Inc.	107,229	6,040
EVERTEC Inc.	184,067	5,967
* Diodes Inc.	126,887	5,855
* Bottomline Technologies DE Inc.	117,621	5,821
CSG Systems International Inc.	101,482	5,804
* Knowles Corp.	264,043	5,783
Progress Software Corp.	137,309	5,768
Badger Meter Inc.	89,645	5,558
* FormFactor Inc.	231,739	5,362
* OSI Systems Inc.	52,103	5,184
* Onto Innovation Inc.	150,263	5,043
Kulicke & Soffa Industries Inc.	194,676	4,884
* Alarm.com Holdings Inc.	111,945	4,883
KEMET Corp.	178,471	4,769
* Cardtronics plc Class A	112,935	4,768
NIC Inc.	205,679	4,667
* Rambus Inc.	341,295	4,454
* Perficient Inc.	100,882	4,265
Methode Electronics Inc.	113,522	4,224
* Sykes Enterprises Inc.	118,998	4,182
* Virtusa Corp.	93,177	4,164
* TTM Technologies Inc.	302,037	4,050
Benchmark Electronics Inc.	116,168	4,004
* MaxLinear Inc.	199,218	3,958
* MicroStrategy Inc. Class A	25,267	3,798
* ePlus Inc.	41,673	3,483
* 3D Systems Corp.	363,273	3,084
TiVo Corp.	387,758	3,028
Xperi Corp.	152,279	3,014

	Comtech Telecommunications Corp.	74,019	2,797
*	ScanSource Inc.	78,095	2,766
	CTS Corp.	100,639	2,756
*	Ultra Clean Holdings Inc.	121,754	2,708
*	Extreme Networks Inc.	372,147	2,616
*	FARO Technologies Inc.	53,321	2,598
	MTS Systems Corp.	55,508	2,521
*	Photronics Inc.	207,074	2,435
*	NETGEAR Inc.	95,395	2,395
	Ebix Inc.	68,691	2,389
*	Harmonic Inc.	275,632	2,277
	Cohu Inc.	126,976	2,253
*	Ichor Holdings Ltd.	69,359	2,188
*	Axcelis Technologies Inc.	98,613	2,114
*	Veeco Instruments Inc.	151,272	2,071
	TTEC Holdings Inc.	44,390	2,039
*	OneSpan Inc.	99,946	1,864
*	Unisys Corp.	158,458	1,803
*	CEVA Inc.	67,734	1,756
*	Diebold Nixdorf Inc.	236,622	1,720
*	Agilysys Inc.	62,190	1,575
*	Digi International Inc.	86,195	1,538
	ADTRAN Inc.	148,220	1,362
*	PDF Solutions Inc.	85,702	1,358
*	SMART Global Holdings Inc.	40,684	1,253
*	CalAmp Corp.	103,404	1,085
*	DSP Group Inc.	70,715	1,002
*	Arlo Technologies Inc.	232,330	804
	Daktronics Inc.	115,579	712
*,^ Applied Optoelectronics Inc.		59,111	632
	Bel Fuse Inc. Class B	31,636	524
			330,449
Materials (4.8%)
	Balchem Corp.	99,519	9,915
	HB Fuller Co.	156,903	7,826
	Innospec Inc.	75,305	7,410
^	Cleveland-Cliffs Inc.	831,887	6,647
	Stepan Co.	61,824	5,991
	Quaker Chemical Corp.	39,728	5,929
	Kaiser Aluminum Corp.	49,374	5,410
	Trinseo SA	123,802	4,703
	Boise Cascade Co.	119,950	4,549
	Schweitzer-Mauduit International Inc.	95,250	4,178
	Neenah Inc.	51,977	3,783
*	GCP Applied Technologies Inc.	166,043	3,714
	Materion Corp.	62,900	3,702
*	Ferro Corp.	252,391	3,639
*	Livent Corp.	450,594	3,515
	Warrior Met Coal Inc.	159,139	3,267
*	AK Steel Holding Corp.	966,855	2,669
	PH Glatfelter Co.	136,292	2,433
*	Koppers Holdings Inc.	63,731	2,361
*	Kraton Corp.	97,628	2,200
*	US Concrete Inc.	48,621	1,990
	Innophos Holdings Inc.	60,692	1,936
	Myers Industries Inc.	108,516	1,796
*	AdvanSix Inc.	86,020	1,740

	Tredegar Corp.	75,413	1,624
	Mercer International Inc.	122,300	1,532
	SunCoke Energy Inc.	280,180	1,435
	Haynes International Inc.	38,490	1,413
	American Vanguard Corp.	81,713	1,316
	Hawkins Inc.	29,126	1,204
*	Clearwater Paper Corp.	50,911	1,114
*	Century Aluminum Co.	153,504	1,082
	FutureFuel Corp.	79,980	897
*	TimkenSteel Corp.	124,046	722
	Rayonier Advanced Materials Inc.	153,422	601
	Olympic Steel Inc.	27,334	458
*	LSB Industries Inc.	65,821	261
*,§ A Schulman Inc. CVR		71,146	31
			114,993
Real Estate (7.1%)
	Agree Realty Corp.	129,194	9,661
	Lexington Realty Trust Class B	762,543	8,449
	Washington REIT	246,654	7,664
	Xenia Hotels & Resorts Inc.	347,008	7,308
	Acadia Realty Trust	260,080	6,991
	American Assets Trust Inc.	146,777	6,976
	Essential Properties Realty Trust Inc.	249,472	6,509
	Retail Opportunity Investments Corp.	352,107	6,422
	DiamondRock Hospitality Co.	612,671	6,311
	CareTrust REIT Inc.	294,619	6,152
	National Storage Affiliates Trust	182,689	6,120
	Four Corners Property Trust Inc.	210,853	5,971
	LTC Properties Inc.	122,068	5,714
	Global Net Lease Inc.	275,465	5,617
	Easterly Government Properties Inc.	219,398	5,103
	Kite Realty Group Trust	258,401	5,000
	Office Properties Income Trust	148,363	4,949
	Universal Health Realty Income Trust	38,924	4,640
	Independence Realty Trust Inc.	277,387	4,144
	Summit Hotel Properties Inc.	323,578	3,922
^	Realogy Holdings Corp.	353,014	3,696
	RPT Realty	247,519	3,658
	Getty Realty Corp.	105,033	3,525
	Armada Hoffler Properties Inc.	163,398	2,951
	Franklin Street Properties Corp.	330,786	2,881
^	Innovative Industrial Properties Inc.	34,726	2,688
	Community Healthcare Trust Inc.	56,312	2,680
	Chatham Lodging Trust	145,072	2,655
*	Marcus & Millichap Inc.	71,895	2,643
^	Washington Prime Group Inc.	570,652	2,374
	iStar Inc.	181,175	2,354
	Urstadt Biddle Properties Inc. Class A	91,618	2,233
	RE/MAX Holdings Inc. Class A	54,721	2,099
	Saul Centers Inc.	36,288	1,928
	Whitestone REIT	124,410	1,747
	Hersha Hospitality Trust Class A	111,574	1,582
^	Pennsylvania REIT	184,248	1,061
^	CBL & Associates Properties Inc.	537,376	774
	Cedar Realty Trust Inc.	261,489	698
			167,850

Utilities (2.1%)
American States Water Co.			113,207	9,655
Avista Corp.			203,355	9,615
South Jersey Industries Inc.			284,812	8,897
El Paso Electric Co.			125,479	8,510
California Water Service Group			148,231	7,619
Northwest Natural Holding Co.			93,742	6,447
				50,743
Total Common Stocks (Cost $2,275,818)				2,368,009

	Coupon
Temporary Cash Investments (1.5%)1
Money Market Fund (1.5%)
2,3 Vanguard Market Liquidity Fund	1.841%		341,821	34,189

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
4 United States Treasury Bill	1.527%—1.541%	4/30/20	290	288
Total Temporary Cash Investments (Cost $34,471)				34,477
Total Investments (101.1%) (Cost $2,310,289)				2,402,486
Other Assets and Liabilities-Net (-1.1%)[3,4]				(26,175)
Net Assets (100%)				2,376,311

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $24,820,000.
§ Security value determined using significant unobservable inputs.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 1.1%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Collateral of $27,724,000 was received for securities on loan, of which $27,705,000 is held in Vanguard Market
Liquidity Fund and $19,000 is held in cash.
4 Securities with a value of $219,000 and cash of $140,000 have been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	December 2019	116	9,418	235

S&P Small-Cap 600 Index Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs.
The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

S&P Small-Cap 600 Index Fund

The following table summarizes the market value of the fund's investments and derivatives as of November 30, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	2,367,978	—	31
Temporary Cash Investments	34,189	288	—
Futures Contracts—Liabilities[1]	(66)	—	—
Total	2,402,101	288	31
1 Represents variation margin on the last day of the reporting period.